Investment property - Additional information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Minimum Rental Income Period	20 years	20 years
Top of range [member]
Disclosure of detailed information about investment property [line items]
Minimum Rental Income Period	25 years	26 years